Reserves (Details 3) (USD $) In Thousands, unless otherwise specified					12 Months Ended		36 Months Ended					12 Months Ended
	Dec. 31, 2013 Group Disability	Dec. 31, 2012 Group Disability	Dec. 31, 2011 Group Disability	Dec. 31, 2010 Group Disability	Dec. 31, 2013 Preneed life insurance	Dec. 31, 2012 Preneed life insurance	Dec. 31, 2007 Preneed life insurance	Dec. 31, 2013 Preneed life insurance Minimum	Dec. 31, 2012 Preneed life insurance Minimum	Dec. 31, 2013 Preneed life insurance Maximum	Dec. 31, 2012 Preneed life insurance Maximum	Dec. 31, 2013 Preneed annuities	Dec. 31, 2012 Preneed annuities	Dec. 31, 2013 Traditional life insurance	Dec. 31, 2012 Traditional life insurance	Dec. 31, 2013 Block of pre-1980 traditional life insurance business	Dec. 31, 2012 Block of pre-1980 traditional life insurance business
Short Duration Contracts
Short duration contracts, discount rate (as a percent)	4.25%	4.75%	4.75%	5.25%
Short duration contracts, discount	$ 365,234	$ 388,934
Long Duration Contracts
Interest rate assumption, low end of range					4.70%	4.70%						1.00%	1.00%
Interest rate assumption, high end of range					7.30%	7.30%						5.50%	5.50%
Interest rate assumption												0.00%	0.00%
Discount rate, low end of range														5.30%	5.30%
Discount rate, high end of range														7.50%	7.50%
Discount rate																8.80%	8.80%
Percentage of adverse deviation in interest and discount rate for preneed life insurance								0.20%	0.20%	0.50%	0.50%
Period of grading of interest and discount rates												7 years	7 years	20 years	20 years
Future policy benefit increases, low end of range (as a percent)					1.00%	1.00%
Future policy benefit increases, high end of range (as a percent)					7.00%	7.00%
Future policy benefit increases tied to inflation (as a percent)					3.00%	3.00%	2.30%
Withdrawal charges assumption, low end of range												0.00%	0.00%
Withdrawal charges assumption, high end of range												7.00%	7.00%